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January 6, 2021

CONFIDENTIAL AND VIA EDGAR

Draft Registration Statement

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Ucommune International Ltd. Confidential Submission of Draft Registration Statement on Form F-1

On behalf of our client, Ucommune International Ltd., an exempted company incorporated with limited liability in the Cayman Islands (the “Company”), we hereby submit a draft registration statement on Form F-l (the “Draft Registration Statement”) relating to a proposed public offering (the “Proposed Offering”) in the United States of the Company’s ordinary shares.

The enclosed draft Registration Statement is being submitted to the Staff in draft form and on a confidential basis. The Company confirms that it will publicly file its registration statement and nonpublic draft submission in respect of the Proposed Offering such that it is publicly available on the EDGAR system at least 48 hours prior to any requested effective time and date.

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended.

Resident Partners: Josef S. Athanas Amy E. Beckingham Joseph A. Bevash Andrew J. Bishop Simon J. Cooke	Sungjin Kang Howard K. H. Lam Posit Laohaphan Catherine M. McBride Dominik Sklenar Qiuning Sun	Terris C. C. Tang Ing Loong Yang Cheung Ying Yeung	Registered Foreign Lawyers: David M. Blumental (Texas) Benjamin B. R. Carale (New York) Tracy K. Edmonson (California) Won Suk Kang (England and Wales) Ji Liu (California)	Benjamin P. Su (New York) Allen C. Wang (New York) Daying Zhang (New York)

If you have any questions regarding the Draft Registration Statement, please do not hesitate to contact me at +852-2912-2692 or via e-mail at allen.wang@lw.com.

Very truly yours,

/s/ ALLEN WANG
Allen Wang

cc:

Zhuangkun He, Chief Executive Officer, Ucommune International Ltd.

Cheong Kwok Mun, Chief Financial Officer, Ucommune International Ltd.

Angela Dowd, Partner, Loeb & Loeb LLP.

Charles Yin, Engagement Partner, Marcum Bernstein & Pinchuk LLP